CONSOLIDATED STATEMENTS OF EQUITY - USD ($) shares in Thousands, $ in Thousands		Total	Preferred Stock	Common Stock	Capital Surplus	Undivided Profits	Accumulated Other Comprehensive Income/(Loss) [1]	Noncontrolling Interest
Beginning balance (shares) at Dec. 31, 2014				234,220
Beginning balance at Dec. 31, 2014		$ 2,581,590	$ 95,624	$ 146,387	$ 1,380,809	$ 851,585	$ (188,246)	$ 295,431
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)		97,313				85,879		11,434
Other comprehensive income/(loss):		(25,946)					(25,946)
Comprehensive income/(loss)		71,367				85,879	(25,946)	11,434
Cash dividends declared:
Preferred stock		(6,200)				(6,200)
Common stock		(56,961)				(56,961)
Common stock repurchased (shares)	[2]			(2,277)
Common stock repurchased	[2]	(32,648)		$ (1,423)	(31,225)
Common stock issued for:
Stock options and restricted stock - equity awards (shares)				1,550
Stock options and restricted stock - equity awards		6,929		$ 969	5,960
Equity issued for acquisition (shares)				5,094
Equity issued for acquisition		72,791		$ 3,184	69,607
Tax benefit/(benefit reversal) - stock based compensation expense		356			356
Stock-based compensation expense		13,796			13,796
Dividends declared - noncontrolling interest of subsidiary preferred stock		(11,434)						(11,434)
Ending balance (shares) at Dec. 31, 2015				238,587
Ending balance at Dec. 31, 2015		2,639,586	95,624	$ 149,117	1,439,303	874,303	(214,192)	295,431
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)		238,511				227,046		11,465
Other comprehensive income/(loss):		(33,462)					(33,462)
Comprehensive income/(loss)		205,049				227,046	(33,462)	11,465
Cash dividends declared:
Preferred stock		(6,200)				(6,200)
Common stock		(66,160)				(66,160)
Common stock repurchased (shares)	[2]			(7,653)
Common stock repurchased	[2]	(97,396)		$ (4,783)	(92,613)
Common stock issued for:
Stock options and restricted stock - equity awards (shares)				2,690
Stock options and restricted stock - equity awards		22,521		$ 1,681	20,840
Tax benefit/(benefit reversal) - stock based compensation expense		1,613			1,613
Stock-based compensation expense		17,536			17,536
Dividends declared - noncontrolling interest of subsidiary preferred stock		(11,465)						(11,465)
Other					(43)	43
Ending balance (shares) at Dec. 31, 2016				233,624
Ending balance at Dec. 31, 2016		2,705,084	95,624	$ 146,015	1,386,636	1,029,032	(247,654)	295,431
Ending balance, as adjusted at Dec. 31, 2016		2,705,084	95,624	$ 146,015	1,386,866	1,028,802	(247,654)	295,431
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment to reflect adoption of ASU 2018-02					230	(230)
Net income/(loss)		176,980				165,515		11,465
Other comprehensive income/(loss):		(17,625)					(17,625)
Comprehensive income/(loss)		159,355				165,515	(17,625)	11,465
Cash dividends declared:
Preferred stock		(6,200)				(6,200)
Common stock		(85,174)				(85,174)
Common stock repurchased (shares)				(297)
Common stock repurchased		(5,554)		$ (185)	(5,369)
Common stock issued for:
Stock options and restricted stock - equity awards (shares)				1,107
Stock options and restricted stock - equity awards		6,092		$ 692	5,400
Equity issued for acquisition (shares)				92,302
Equity issued for acquisition		1,797,723		$ 57,689	1,740,034
Stock-based compensation expense		20,627			20,627
Dividends declared - noncontrolling interest of subsidiary preferred stock		(11,465)						(11,465)
Other					55	(55)
Ending balance (shares) at Dec. 31, 2017				326,736
Ending balance at Dec. 31, 2017		4,580,488	95,624	$ 204,211	3,147,613	1,102,888	(265,279)	295,431
Ending balance, as adjusted at Dec. 31, 2017		$ 4,580,488	$ 95,624	$ 204,211	$ 3,147,613	1,160,434	(322,825)	$ 295,431
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment to reflect adoption of ASU 2018-02						$ 57,546	$ (57,546)

[1]	Due to the nature of the preferred stock issued by FHN and its subsidiaries, all components of Other comprehensive income/(loss) have been attributed solely to FHN as the controlling interest holder.
[2]	2016 and 2015 include $93.5 million and $28.4 million, respectfully, repurchased under share repurchase programs.